Business combinations and asset acquisitions, Acquisition of Chiasma (Details)		1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 05, 2021 USD ($) shares	Aug. 31, 2021 Product $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	May 05, 2021 shares
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Number of on-market commercial products | Product		3
Goodwill expected to be deductible for tax purposes	$ 0
Chiasma, Inc [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Exchanges ratio for ADS					0.396
Number of shares represented by one ADS (in shares) | shares					5
Repayment of long term debt	116,629,000
Revenue			$ 6,407,000
Trading loss			$ (22,602,000)
Revenue if combination occurred at beginning of period				$ 228,554,000
Trading loss if combination occurred at beginning of period				(82,532,000)
Acquisition and restructuring related costs incurred				$ 16,947,000
Non-current assets [Abstract]
Intangible Assets	215,000,000
Property, plant and equipment	950,000
Other non-current assets	866,000
Total non-current assets	216,816,000
Current assets [Abstract]
Trade and other receivables	7,180,000
Inventories	65,907,000
Cash and cash equivalents, including restricted cash	107,942,000
Total current assets	181,029,000
Total assets	397,845,000
Non-current liabilities [Abstract]
Deferred tax liability	21,478,000
Total non-current liabilities	21,478,000
Current liabilities [Abstract]
Trade and other payable	144,482,000
Total current liabilities	144,482,000
Total liabilities	165,960,000
Total identifiable net assets at fair value	231,885,000
Goodwill arising on acquisition	38,608,000
Consideration	270,493,000
Consideration [Abstract]
Issue of fully paid up ordinary shares	260,336,000
Chiasma equity awards recognized as consideration transferred upon the acquisition of Chiasma	10,157,000
Total consideration	$ 270,493,000
Chiasma, Inc [Member] | American Depositary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Stock issued to former shareholder in the form of ADS (in shares) | shares		25,548,139
Share price (in dollars per share) | $ / shares		$ 10.19
Chiasma, Inc [Member] | Ordinary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares) | shares	127,733,680
Additional shares issued (in shares) | shares		7,015